CERTAMX

[redacted]

06064744

1- 31670

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

December 19, 2006

RECD S.E.C.
DEC 19 2006
1086

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on December 18, 2006 the American Stock Exchange LLC (the "Exchange") received from PowerShares Exchange-Traded Fund Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Shares of beneficial interest, par value $0.01 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
DEC 20 2006
THOMSON
FINANCIAL

cc: Herbert Scholl

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